AT-THE-MARKET ("ATM") SALES AGREEMENT WITH HCW (Narrative) (Details) - HCW [Member] $ in Millions	6 Months Ended	46 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate offering price	$ 25.0	$ 25.0
Percentage of commission on sales agreement	3.00%	3.00%
Gross proceeds from issuing shares	$ 4.7	$ 8.9
Number of American depositary shares sold | shares	683,592	736,338